SUPPLEMENT dated November 15, 2024

to the SUMMARY PROSPECTUS, PROSPECTUS

and STATEMENT OF ADDITIONAL INFORMATION

dated May 1, 2024

of

Value Line Small Cap Opportunities Fund, Inc.

Value Line Mid Cap Focused Fund, Inc.

Value Line Select Growth Fund, Inc.

Value Line Larger Companies Focused Fund, Inc.

Value Line Asset Allocation Fund, Inc.

Value Line Capital Appreciation Fund, Inc.

Value Line Core Bond Fund

The Summary Prospectus, Prospectus and Statement of Additional Information dated May 1, 2024 of Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc., Value Line Capital Appreciation Fund, Inc. and Value Line Core Bond Fund (the “Funds”) is hereby supplemented to reflect the following important information:

1.	At a special meeting of shareholders of the Funds held on November 15, 2024, shareholders approved a proposal to elect three nominees, Messrs. James E. Hillman and Cornelius V. Kilbane, Jr. and Ms. Linda R. Ridolfi (the “Nominees”), to serve as directors. Mr. Kilbane and Ms. Ridolfi assumed the role of director with immediate effect. Mr. Hillman, who has served by appointment of the Board in accordance with the requirements of the Investment Company Act of 1940 since 2015, continues to serve without interruption.

2.	Dr. Paul Craig Roberts, an existing director, will resign from the Board, after decades of exemplary service, effective December 31, 2024. The Board extends its sincerest thanks to Dr. Roberts for his dedication, professionalism, wisdom, and integrity in serving the Funds’ shareholders these many years.

3.	Effective December 1, 2024, the address of the Funds, their investment adviser (EULAV Asset Management) and their distributor (EULAV Securities LLC) will change to 1605 Main Street, Suite 912, Sarasota, FL 34236.

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and Statement of Additional Information and all applicable Supplements thereto.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE